NATURE OF BUSINESS (Details Narrative)	12 Months Ended
Dec. 31, 2019
State of Incorporation	Wyoming
Date of Incorporation	Mar. 28, 2019
Director [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	100.00%
Date of incorporation of Acquiree	Mar. 23, 2018
UTour Pte. Ltd [Member]
Noncontrolling Interest, Ownership Percentage by WeTrade Information Technology Limited	100.00%
Shareholder [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	100.00%
Date of incorporation of Acquiree	Sep. 04, 2019